Reconciliation of Financial Statements to Form 5500 (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 3,730,040	$ 3,453,545
Deemed distributions of participant loans	(3,956)	(3,636)
Net assets available for benefits per Form 5500	3,726,084	$ 3,449,909
Total deductions per the financial statements	321,772
Add: deemed distributions of participant loans at December 31, 2025	3,956
Less: deemed distributions of participant loans at December 31, 2024	(3,636)
Total deductions per Form 5500	$ 322,092